Capital and other commitments - Additional Information (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Capital commitments [abstract]
Estimated outstanding commitment to invest in associates	$ 33,000,000	$ 36,000,000
Unutilised facilities provided by banks	$ 5,000,000	$ 0